Amounts Recognized in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 848	$ 460	$ 257
Transition obligation	1	1	1
Total recognized in accumulated other comprehensive income	$ 849	$ 461	$ 258	$ (79)